PLASMATECH, INC.

2764 Lake Sahara Drive, Suite 111

Las Vegas, NV 89117

Phone: (702) 851-1330

Kyle Moffatt

Accountant Branch Chief

United States Securities and Exchange Commission

Washington, D.C. 20549

Re: PlasmaTech, Inc.
Form 10-KSB for the fiscal Year ended December 31, 2007
Filed March 31, 2008-06-23
File No: 333-133427

Atten: Dean Suehiro, Senior Staff Accountant

We have reviewed the comments included in your letter of April 10, 2008 and May 30, 2008 with regard to the above noted filing. We have made the changes to the filing as noted below:

Item 8a Control and Procedures, Page 15

Disclosures required under Item 307 of Regulation S-B.: We are unclear as to how the statement currently in our Form 10-K fails to meet the requirements of this item. We have not made any amendments. Please advise us of the particular deficiency and we will amend the filing as necessary.

Statement under Item 308T(a)(4) of Regulation S-B: The statement required by this item has been inserted.

Exhibits 31.0: The statements required under Item 601(31) of Regulation S-B have been revised in #4 and #5.

I trust the amended filing is satisfactory.

Yours truly,

/s/ David A. Saltrelli

David A. Saltrelli

President